Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	BLUEPHOENIX SOLUTIONS LTD
Entity Central Index Key	0001029581
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Filer Category	Non-accelerated Filer

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 4,237	$ 6,987	$ 7,837	$ 14,197
Cost of revenues	2,702	5,302	6,298	11,277
Gross profit	1,535	1,685	1,539	2,920
Research and development costs	425	1,205	916	2,356
Selling, general and administrative expenses	2,567	3,714	5,385	7,788
Gain on sales of subsidiaries and Appbuilder	(156)		(245)
Total operating expenses	2,836	4,919	6,056	10,144
Operating loss	(1,301)	(3,234)	(4,517)	(7,224)
Financial expenses, net	1,958	165	2,494	392
Other Income			(580)
Loss before taxes	(3,259)	(3,399)	(6,431)	(7,616)
Taxes on income	61	(85)	147	56
Net loss from continued operation	(3,320)	(3,314)	(6,578)	(7,672)
Net loss from discontinued operation	703	242	638	191
Net loss	(4,023)	(3,556)	(7,216)	(7,863)
Net result attributable to noncontrolling interests	85	94	141	29
Loss attributable to BluePhoenix shareholders	$ (4,108)	$ (3,650)	$ (7,357)	$ (7,892)
From continued operation- basic and diluted	$ (0.52)	$ (0.56)	$ (1.03)	$ (1.27)
From discontinued operation- basic and diluted	$ (0.1)	$ (0.04)	$ (0.1)	$ (0.03)
Attributed to the shareholders	$ (0.62)	$ (0.6)	$ (1.13)	$ (1.3)
Shares used in per share caluculation: Basic and diluted	6,600	6,114	6,520	6,064

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,192	$ 3,997
Restricted cash	79
Trade accounts receivable, net	3,039	7,675
Other current assets	806	1,041
Total Current Assets	6,116	12,713
Non-Current Assets:
Restricted cash		3,428
Property and equipment, net	696	1,021
Goodwill	12,501	14,238
Intangible assets and other, net	1,072	3,000
Total Non-Current Assets	14,269	21,687
TOTAL ASSETS	20,385	34,400
Current Liabilities:
Short-term bank credit	392	6,983
Convertible note	558
Trade accounts payable	1,829	3,403
Deferred revenues	847	739
Other current liabilities	986	3,272
Total Current Liabilities	4,612	14,397
Non-Current Liabilities
Accrued severance pay, net	407	410
Loans from banks and others	338	3,945
Convertible note	6,639
Derivative liabilities - Warrants	54	53
Total Non-Current Liabilities	7,438	4,408
Total Equity	8,335	15,595
TOTAL LIABILITIES AND EQUITY	$ 20,385	$ 34,400

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,023)	$ (3,556)	$ (7,216)	$ (7,863)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	506	1,187	1,200	2,367
Decrease in accrued severance pay, net	15	(227)	(34)	(556)
Stock-based compensation	281	264	965	642
Change in fair value of derivatives and discount amortization	1,724	(60)	1,979	(257)
Gain on sales of subsidiaries and Appbuilder	550		462
Loss on sale of property and equipment			12
Long term receivable		7		13
Changes in operating assets and liabilities:
Decrease in trade receivables	366	1,452	710	5,091
Increase in other current assets	(33)	(168)	(885)	(371)
Increase in trade payables	(337)	(1,046)	(695)	(944)
Increase in other current liabilities and deferred revenues	(465)	(754)	(193)	(564)
Net cash used in operating activities	(1,416)	(2,901)	(3,695)	(2,442)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	3,349		4,031
Purchase of property and equipment	(15)	(38)	(60)	(141)
Proceeds from sale of property and equipment			41
Additional consideration of previously acquired subsidiaries and activities				(1,163)
Proceeds from sales of subsidiaries and Appbuilder	2,499		2,849
Net cash provided by (used in) investing activities	5,833	(38)	6,861	(1,304)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short term bank credit and convertible notes, net	(6,641)	(2,333)	(6,641)	(4,868)
Issuance of shares and loan		5,000		5,000
Receipt of long term loans	5,157		5,157
Repayment of long-term loans	(2,821)	(426)	(3,487)	(426)
Dividend paid to noncontrolling interest		(141)		(141)
Net cash provided by (used in) financing activities	(4,305)	2,100	(4,971)	(435)
NET CASH INCREASE (DECREASE) FROM CONTINUED OPERATION	112	(839)	(1,805)	(4,181)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	2,080	8,953	3,997	12,295
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 2,192	$ 8,114	$ 2,192	$ 8,114